SCHEDULE OF PRINCIPAL REPAYMENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Fiscal year	$ 3,529,169
Year one	9,245,977	3,829,169
Year two	66,789	9,245,977
Year three	239,081	66,789
Year four		239,081
Year five
Year there after
Total borrowing principal repayments	$ 13,081,016	$ 13,381,016	$ 14,669,280